Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)	₩ 2,635,238	₩ 2,029,584
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)	1,868,796	2,800,220
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)	8,122,415	7,918,470
Inventories, net (Note 14)	7,608,182	6,742,909
Income tax receivables (Note 41)	41,344	49,675
Current non-financial assets (Note 15)	1,758,991	1,020,158
Assets held for sale (Note 16 and 42)	15,879	925
Total current assets	22,050,845	20,561,941
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)	2,909,810	2,472,821
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)	1,906,861	1,861,569
Property, plant and equipment, net (Notes 18,24,27 and 49)	173,119,781	168,709,387
Investment properties, net (Notes 19 and 27)	212,784	225,195
Goodwill (Notes 16 and 51)	105,647	98,166
Intangible assets other than goodwill, net (Notes 21,27 and 46)	1,044,077	1,055,730
Investments in associates (Notes 4 and 17)	5,232,373	4,250,787
Investments in joint ventures (Notes 4 and 17)	2,239,011	1,919,746
Defined benefit assets, net (Note 25)	20,871	7,231
Deferred tax assets (Note 41)	1,901,992	1,733,146
Non-current non-financial assets (Note 15)	364,818	246,392
Total non-current assets	189,058,025	182,580,170
Total Assets (Note 4)	211,108,870	203,142,111
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)	8,153,426	6,256,521
Current financial liabilities, net (Notes 5,12,23,45 and 47)	14,037,125	10,724,689
Income tax payables (Note 41)	229,460	476,898
Current non-financial liabilities (Notes 20,28 and 29)	6,466,333	5,971,450
Current provisions (Notes 26 and 45)	2,845,876	2,451,664
Total current liabilities	31,732,220	25,881,222
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)	5,996,498	6,480,412
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)	66,570,419	59,365,011
Non-current non-financial liabilities (Notes 28 and 29)	10,216,364	9,661,941
Employee benefits liabilities, net (Notes 25 and 45)	1,679,158	1,910,860
Deferred tax liabilities (Note 41)	7,100,938	9,100,247
Non-current provisions (Notes 26 and 45)	22,501,424	20,075,572
Total non-current liabilities	114,064,801	106,594,043
Total liabilities (Note 4)	145,797,021	132,475,265
Equity
Share capital	3,209,820	3,209,820
Share premium	843,758	843,758
Contributed capital (Notes 1,30 and 45)	4,053,578	4,053,578
Legal reserves	1,604,910	1,604,910
Voluntary reserves	33,282,817	32,179,066
Unappropriated retained earnings	10,359,255	17,349,625
Retained earnings (Note 31)	45,246,982	51,133,601
Other capital surplus	1,231,109	1,224,105
Accumulated other comprehensive loss	(57,632)	(409,577)
Other equity	13,294,973	13,294,973
Other components of equity (Note 34)	14,468,450	14,109,501
Equity attributable to owners of the controlling company	63,769,010	69,296,680
Non-controlling interests (Notes 16 and 33)	1,542,839	1,370,166
Total Equity	65,311,849	70,666,846
Total Liabilities and Equity	₩ 211,108,870	₩ 203,142,111